Fees Summary	Jun. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,046,889,148.97
Previously Paid Amount	0
Total Fee Amount	597,320.84
Total Offset Amount	0
Net Fee	$ 597,320.84